Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD HIGH YIELD FUND (Prospectus Summary): | THE HARTFORD HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD HIGH YIELD FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD HIGH YIELD FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford High Yield Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

3.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following disclosure is added after the highest and lowest quarterly results:

Please see the “Related Composite Performance” section in the Fund’s prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies similar to those of the Fund.

THE HARTFORD HIGH YIELD FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHAX
THE HARTFORD HIGH YIELD FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHBX
THE HARTFORD HIGH YIELD FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHCX
THE HARTFORD HIGH YIELD FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHYX
THE HARTFORD HIGH YIELD FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHRX
THE HARTFORD HIGH YIELD FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHSX
THE HARTFORD HIGH YIELD FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHTX
THE HARTFORD HIGH YIELD FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHIX